Related Party Balances and Transactions - Schedule of Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Shanghai Junei Internet Co. [Member]
Schedule of Related Party Transactions [Line Items]
Relationship	Under common control of Jie Zhao	Under common control of Jie Zhao
Total Related Parties	¥ 22,604,882	$ 3,144,633	¥ 35,991,345	¥ 42,421,345
Related Party [Member]
Schedule of Related Party Transactions [Line Items]
Total Related Parties	22,604,882	$ 3,144,633	35,991,345	42,421,345
Related party loan – current				42,421,345
Related party loan – non-current	¥ 22,604,882		¥ 35,991,345		$ 3,144,633